Reserves for Future Policy Benefits and Claims Payable - Undiscounted and Discounted Expected Future Gross Premiums (Details) - USD ($)	Dec. 31, 2022	Dec. 31, 2021
Payout Annuity
Liability for Future Policy Benefit, Activity [Line Items]
Expected future benefit payments, undiscounted	$ 1,542,000,000	$ 1,525,000,000
Expected future benefit payments, discounted	999,000,000	1,210,000,000
Expected future gross premiums, undiscounted	0	0
Expected future gross premiums, discounted	0	0
Closed Block Life
Liability for Future Policy Benefit, Activity [Line Items]
Expected future benefit payments, undiscounted	8,751,000,000	8,853,000,000
Expected future benefit payments, discounted	5,578,000,000	7,050,000,000
Expected future gross premiums, undiscounted	5,976,000,000	6,174,000,000
Expected future gross premiums, discounted	3,489,000,000	4,611,000,000
Closed Block Annuity
Liability for Future Policy Benefit, Activity [Line Items]
Expected future benefit payments, undiscounted	5,834,000,000	6,799,000,000
Expected future benefit payments, discounted	3,729,000,000	5,256,000,000
Expected future gross premiums, undiscounted	0	0
Expected future gross premiums, discounted	$ 0	$ 0